INVENTORIES	3 Months Ended
Mar. 31, 2017
Inventories [Abstract]
Inventories
NOTE 4 – Inventories:

Inventories consisted of the following:
	March 31,	December 31,
	2017	2016

	U.S. $ in millions

Finished products	$2,865	$2,832
Raw and packaging materials	1,345	1,385
Products in process	568	538
Materials in transit and payments on account	221	199

	$4,999	$4,954